Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

July 25, 2014

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds list in Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated July 21, 2014, filed electronically as Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A on July 18, 2014.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at
(646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Angela Brickl

Angela Brickl

Chief Compliance Officer

Rafferty Asset Management, LLC

Appendix A

2X BULL FUND	2X BEAR FUND

Direxion Daily Mid Cap Bull 2X Shares (MDLL)

Direxion Daily Small Cap Bull 2X Shares (SMLL)

Direxion Daily 7-10 Year Treasury Bull 2X Shares (SYTL)

Direxion Daily 20+ Year Treasury Bull 2X Shares (TYTL)

Direxion Daily Mid Cap Bear 2X Shares (MDSS)

Direxion Daily Small Cap Bear 2X Shares (SMSS)

Direxion Daily 7-10 Year Treasury Bear 2X Shares (SYTS)

Direxion Daily 20+ Year Treasury Bear 2X Shares (TYTS)

2